UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS Core Equity Fund

(formerly Deutsche Core Equity Fund)

	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 12.3%
Hotels, Restaurants & Leisure 1.5%
Hyatt Hotels Corp. "A"	359,845	27,762,042
Yum! Brands, Inc.	355,692	27,822,228
		55,584,270
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.*	82,279	139,857,844
Media 3.7%
Comcast Corp. "A"	442,532	14,519,475
Live Nation Entertainment, Inc.*	899,625	43,694,786
Omnicom Group, Inc.	1,079,283	82,316,915
		140,531,176
Multiline Retail 0.7%
Macy's, Inc.	716,449	26,816,686
Specialty Retail 1.4%
Best Buy Co., Inc.	477,743	35,630,073
Ulta Salon, Cosmetics & Fragrance, Inc.*	72,302	16,879,625
		52,509,698
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. "B"	587,738	46,830,964
Consumer Staples 5.9%
Beverages 2.3%
PepsiCo, Inc.	773,595	84,221,288
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	93,122	19,460,636
Sprouts Farmers Market, Inc.*	382,263	8,436,544
Sysco Corp.	536,488	36,636,765
		64,533,945
Food Products 1.6%
Conagra Brands, Inc.	678,521	24,243,555
Pinnacle Foods, Inc.	181,687	11,820,556
The JM Smucker Co.	228,173	24,524,034
		60,588,145
Personal Products 0.3%
Coty, Inc. "A"	808,146	11,394,859
Energy 6.2%
Energy Equipment & Services 1.0%
Transocean Ltd.* (a)	818,461	11,000,116
Weatherford International PLC*	8,115,460	26,699,863
		37,699,979
Oil, Gas & Consumable Fuels 5.2%
Concho Resources, Inc.*	209,169	28,938,531
Devon Energy Corp.	592,899	26,063,840
Laredo Petroleum, Inc.*	4,387,387	42,206,663
Newfield Exploration Co.*	2,122,580	64,208,045
ONEOK, Inc.	470,236	32,836,580
		194,253,659
Financials 13.3%
Banks 5.4%
Bank of the Ozarks, Inc.	364,105	16,399,289
Citigroup, Inc.	746,852	49,979,336
PacWest Bancorp.	361,361	17,858,461
Popular, Inc.	1,150,396	52,009,403
U.S. Bancorp.	1,339,755	67,014,545
		203,261,034
Capital Markets 5.6%
Ameriprise Financial, Inc.	241,081	33,722,410
Ares Capital Corp.	2,306,647	37,944,343
BlackRock, Inc.	48,943	24,424,515
CME Group, Inc.	238,064	39,023,451
E*TRADE Financial Corp.*	262,442	16,050,953
Intercontinental Exchange, Inc.	260,756	19,178,604
LPL Financial Holdings, Inc.	286,173	18,755,778
S&P Global, Inc.	101,055	20,604,104
		209,704,158
Insurance 2.3%
Chubb Ltd.	358,632	45,553,437
MetLife, Inc.	971,597	42,361,629
		87,915,066
Health Care 14.3%
Biotechnology 5.4%
AbbVie, Inc.	711,163	65,889,252
Amgen, Inc.	331,756	61,238,840
Celgene Corp.*	195,671	15,540,191
Gilead Sciences, Inc.	857,585	60,751,321
		203,419,604
Health Care Equipment & Supplies 2.8%
Becton, Dickinson & Co.	218,031	52,231,506
Boston Scientific Corp.*	1,271,560	41,580,012
Hill-Rom Holdings, Inc.	118,360	10,337,563
		104,149,081
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	98,551	4,812,245
Cigna Corp.	272,490	46,309,676
CVS Health Corp.	212,478	13,672,959
McKesson Corp.	348,689	46,515,113
		111,309,993
Pharmaceuticals 3.2%
Eli Lilly & Co.	216,509	18,474,713
Endo International PLC*	783,099	7,384,624
Merck & Co., Inc.	760,723	46,175,886
Pfizer, Inc.	1,302,437	47,252,414
		119,287,637
Industrials 9.8%
Aerospace & Defense 2.2%
Boeing Co.	253,978	85,212,159
Electrical Equipment 1.5%
AMETEK, Inc.	660,078	47,631,228
Regal Beloit Corp.	100,575	8,227,035
		55,858,263
Industrial Conglomerates 2.5%
Honeywell International, Inc.	261,802	37,712,578
Roper Technologies, Inc.	200,462	55,309,470
		93,022,048
Machinery 1.5%
Ingersoll-Rand PLC	299,957	26,915,142
Parker-Hannifin Corp.	199,065	31,024,280
		57,939,422
Road & Rail 1.7%
Norfolk Southern Corp.	418,364	63,118,577
Trading Companies & Distributors 0.4%
WESCO International, Inc.*	244,810	13,978,651
Information Technology 25.1%
Internet Software & Services 3.9%
Alphabet, Inc. "A"*	56,223	63,486,449
Alphabet, Inc. "C"*	57,181	63,793,983
Facebook, Inc. "A"*	99,528	19,340,281
		146,620,713
IT Services 6.1%
Conduent, Inc.*	2,640,102	47,970,654
Gartner, Inc.*	306,409	40,721,756
Leidos Holdings, Inc.	337,902	19,936,218
PayPal Holdings, Inc.*	81,496	6,786,172
Visa, Inc. "A"	851,005	112,715,612
		228,130,412
Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc.	252,097	11,644,361
Intel Corp.	1,714,623	85,233,909
NVIDIA Corp.	249,866	59,193,255
Teradyne, Inc.	880,635	33,525,775
		189,597,300
Software 4.9%
Microsoft Corp.	1,867,427	184,146,976
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	896,572	165,964,443
Hewlett Packard Enterprise Co.	2,067,691	30,208,965
		196,173,408
Materials 3.0%
Chemicals 1.2%
Albemarle Corp.	469,173	44,257,089
Containers & Packaging 0.2%
Graphic Packaging Holding Co.	642,627	9,324,518
Metals & Mining 1.6%
Freeport-McMoRan, Inc.	3,459,380	59,708,899
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	215,908	37,112,426
Digital Realty Trust, Inc.	491,542	54,846,257
Prologis, Inc.	541,735	35,586,572
		127,545,255
Telecommunication Services 1.7%
Diversified Telecommunication Services 0.3%
Zayo Group Holdings, Inc.*	254,029	9,266,978
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	875,435	52,307,241
Utilities 3.0%
Electric Utilities 1.4%
NextEra Energy, Inc.	316,144	52,805,532
Multi-Utilities 0.7%
CenterPoint Energy, Inc.	865,740	23,989,656
Water Utilities 0.9%
American Water Works Co., Inc.	406,851	34,736,938
Total Common Stocks (Cost $2,687,496,033)		3,681,609,121
Exchange-Traded Fund 0.5%
Vanguard S&P 500 ETF (Cost $17,477,395)	75,467	18,829,771
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (b) (c) (Cost $11,253,000)	11,253,000	11,253,000
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.85% (b) (Cost $50,059,952)	50,059,952	50,059,952
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,766,286,380)	100.1	3,761,751,844
Other Assets and Liabilities, Net	(0.1)	(2,861,753)
Net Assets	100.0	3,758,890,091

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (b) (c)
83,914,728	—	72,661,728	—	—	40,177	—	11,253,000	11,253,000
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.85% (b)
118,374,198	193,847,023	262,161,269	—	—	271,833	—	50,059,952	50,059,952
202,288,926	193,847,023	334,822,997	—	—	312,010	—	61,312,952	61,312,952

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $10,999,296, which is 0.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.
S&P: Standard & Poor's

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,681,609,121	$—	$—	$3,681,609,121
Exchange-Traded Fund	18,829,771	—	—	18,829,771
Short-Term Investments (d)	61,312,952	—	—	61,312,952
Total	$3,761,751,844	$—	$—	$3,761,751,844

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018